Wells, Pipelines, Properties, Plant and Equipment, Net - Consolidated and Separate Financial Statements (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2014 MXN ($)
Sales:
Net sales	$ 70,604,483	$ 1,397,029,719	$ 1,074,093,232	$ 1,161,760,392
Cost of sales	50,751,509	1,004,204,880	865,822,221	891,964,606
Gross income (loss)	12,199,118	241,380,279	539,585,354	(115,971,815)
Other income (loss), net	261,493	5,174,076	22,649,606	(875,487)
Administrative expenses	6,061,620	119,939,454	112,653,533	112,472,095
Operating income (loss)	5,292,708	104,725,231	424,350,187	(154,387,081)
Taxes, duties and other	(16,828,478)	(332,980,041)	(264,521,435)	(331,500,247)
Net income (loss)	(14,193,909)	(280,850,619)	$ (191,144,342)	(712,567,398)
Cash and cash equivalents	4,945,330			109,368,880	$ 97,851,754	$ 8,264,769	$ 163,532,513	$ 117,988,528
Accounts receivable	8,624,239				170,645,234		133,220,527
Total current assets	18,372,255			267,200,497	363,526,290		357,815,923
Wells, pipelines, properties, plant and equipment, net	72,599,743			1,344,483,631	1,436,509,326		1,667,742,248
Total assets	107,749,252			1,775,654,200	2,132,002,114		2,329,886,024
Suppliers	7,073,205				139,955,378		151,649,540
Taxes and duties payable	2,577,740				51,004,960		48,839,595
Total current liabilities	19,666,099			443,407,721	389,127,185		426,189,886
Total liabilities	183,676,636			3,107,330,098	3,634,354,499		3,562,894,171
Equity (deficit), net	$ (75,927,384)			$ (1,331,675,898)	(1,502,352,385)		$ (1,233,008,147)	$ (767,720,854)
Exploration and extraction contracts [member]
Sales:
Net sales		7,009,464
Cost of sales		5,459,264
Gross income (loss)		1,550,200
Other income (loss), net		4,852
Administrative expenses		34,338
Operating income (loss)		1,520,714
Taxes, duties and other		158,347
Net income (loss)		1,362,367
Cash and cash equivalents					45
Accounts receivable					3,144
Total current assets					3,189
Wells, pipelines, properties, plant and equipment, net					20,475,451
Total assets					20,478,640
Suppliers					796,300
Taxes and duties payable					973
Other current liabilities					8,569
Total current liabilities					805,842
Total liabilities					805,842
Equity (deficit), net					19,672,798
Exploration and extraction contracts [member] | Profit sharing [member] | EK or balam [member]
Sales:
Net sales		7,009,464
Cost of sales		5,447,955
Gross income (loss)		1,561,509
Other income (loss), net		4,852
Administrative expenses		34,338
Operating income (loss)		1,532,023
Taxes, duties and other		158,347
Net income (loss)		1,373,676
Wells, pipelines, properties, plant and equipment, net					14,869,906
Total assets					14,869,906
Suppliers					796,300
Taxes and duties payable					973
Other current liabilities					4,391
Total current liabilities					801,664
Total liabilities					801,664
Equity (deficit), net					14,068,242
Exploration and extraction contracts [member] | Profit sharing [member] | Block two [member]
Sales:
Cost of sales		5,953
Gross income (loss)		(5,953)
Operating income (loss)		(5,953)
Net income (loss)		(5,953)
Cash and cash equivalents					20
Accounts receivable					1,013
Total current assets					1,033
Total assets					1,033
Other current liabilities					1,809
Total current liabilities					1,809
Total liabilities					1,809
Equity (deficit), net					(776)
Exploration and extraction contracts [member] | Profit sharing [member] | Block eight [member]
Sales:
Cost of sales		4,845
Gross income (loss)		(4,845)
Operating income (loss)		(4,845)
Net income (loss)		(4,845)
Cash and cash equivalents					25
Accounts receivable					1,804
Total current assets					1,829
Total assets					1,829
Other current liabilities					2,369
Total current liabilities					2,369
Total liabilities					2,369
Equity (deficit), net					(540)
Exploration and extraction contracts [member] | license [member] | Trion [member]
Sales:
Wells, pipelines, properties, plant and equipment, net					4,498,234
Total assets					4,498,234
Equity (deficit), net					4,498,234
Exploration and extraction contracts [member] | license [member] | Block Three [member]
Sales:
Cost of sales		511
Gross income (loss)		(511)
Operating income (loss)		(511)
Net income (loss)		$ (511)
Accounts receivable					327
Total current assets					327
Wells, pipelines, properties, plant and equipment, net					1,107,311
Total assets					1,107,638
Equity (deficit), net					$ 1,107,638